TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES

	As at March 31,
	2026	2025
	HK$	HK$

Trade payables	197,040	82,560
Interest payables	589,997	3,000,465
Other payables	5,800	6,636,288
Accrued charges	1,419,456	169,000
Provision for long service payment	168,456	-
Provision for reinstatement cost	26,300	26,300

Trade and other payables	2,407,049	9,914,613